Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Calculation of Earnings per Share

The following table sets forth the calculation of earnings per share (in thousands of Brazilian Reais, except per share amounts):

	December 31, 2017	December 31, 2016	December 31, 2015
Profit attributable from continued operation to ordinary equity holders for basic earnings	551,021	325,132	381,392
Profit attributable from discontinued operation to ordinary equity holders for basic earnings	—	(47,328)	24,326
Effect of dilution:
Dilutive effect of subsidiary’s stock option plan	(1,352)	(3,096)	(394)
Dilutive effect of subsidiary’s stock option plan—Discontinued operation	—	200	—
Dilutive effect of put option	—	(15,601)	(15,601)

Profit from continued operation attributable to ordinary equity holders adjusted for the effect of dilution	549,669	306,435	365,397

Profit from discontinued operation attributable to ordinary equity holders adjusted for the effect of dilution	—	(47,128)	24,326

Basic number of shares outstanding—In thousands of shares	262,999	264,691	264,691
Effect of dilution:
Dilutive effect of stock option plan	5,553	—	—

Diluted number of shares outstanding—In thousands of shares	268,552	264,691	264,691

Basic earnings per share from:
Continuing operations	R$2.0951	R$1.2283	R$1.4409
Discontinuing operations	—	(R$ 0.1788)	R$0.0919

	R$2.0951	R$1.0495	R$1.5328
Diluted earnings per share from:
Continuing operations	R$2.0468	R$1.1577	R$1.3805
Discontinuing operations	—	(R$ 0.1780)	R$0.0919

	R$2.0468	R$0.9797	R$1.4724